Contractual Commitments - Granted Guarantees - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Argentine Bonds 2029 and 2030
Disclosure of geographical areas [line items]
Nominal Value of Security	$ 290
OPESSA
Disclosure of geographical areas [line items]
Security commitment	30
Granted Guarantees [member]
Disclosure of geographical areas [line items]
Issued letters of credit	8
Assumed other commitments	$ 239